UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brenner West Capital Advisors, LLC
Address: 500 Fifth Avenue
         41st Floor
         New York, NY  10110

13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua Kaufman
Title:     Managing Member
Phone:     212-801-1251

Signature, Place, and Date of Signing:

 /s/    Joshua Kaufman     New York, NY/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $366,500 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP LTD               COM              02503Y103    28544  3288468 SH       SOLE                  3288468        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    32276  1155187 SH       SOLE                  1155187        0        0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    12437   252734 SH       SOLE                   252734        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    14076  2057877 SH       SOLE                  2057877        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     5412    43519 SH       SOLE                    43519        0        0
HELEN OF TROY CORP LTD         COM              G4388N106    36493  1073003 SH       SOLE                  1073003        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    42522   482386 SH       SOLE                   482386        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    60768  1842023 SH       SOLE                  1842023        0        0
NORDION INC                    COM              65563C105     6124   630023 SH       SOLE                   630023        0        0
TELEPHONE & DATA SYS INC       COM NEW          879433829    18670   806488 SH       SOLE                   806488        0        0
VIACOM INC NEW                 CL B             92553P201    15790   332692 SH       SOLE                   332692        0        0
WEB COM GROUP INC              COM              94733A104    30649  2123996 SH       SOLE                  2123996        0        0
WILLIAMS COS INC DEL           COM              969457100    21920   711458 SH       SOLE                   711458        0        0
WPX ENERGY INC                 COM              98212B103    40819  2266471 SH       SOLE                  2266471        0        0